Convertible Notes Payable (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2019	Jan. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes Payable (Textual)
Convertible notes payable - related party			$ 5,299,000		$ 19,524,000
Beneficial ownership percentage			10.00%
Phase I Notes, description			Convertible Notes with aggregate principal of $13,529 were issued from February 2019 to May 2019 (the “Phase I Notes”). $4,137 of the Phase I Notes were issued to AltEnergy. The terms of the Phase I Notes are summarized as follows: • Maturity: On or after June 30, 2019. • Conversion Option: At any time, the Holder may elect to convert 1.15 times the outstanding principal balance into the preferred units of the Company at $1.75 per unit. • Liquidation Amount: Repayment shall be made at the applicable liquidation amount. The Liquidation Amount applies to all repayments, with the exception of early repayments made at the Company’s option. The Liquidation Amount applicable to repayments occurring prior to June 1, 2019 is 1.5 times the outstanding principal balance. At June 1, 2019 and August 1, 2019, the multiple increases to 2.0 and 3.0 times the outstanding principal balance, respectively. • Optional Prepayment: The Company may prepay the Phase I Notes prior to maturity at 3.0 times the outstanding principal balance. • Conversion upon Qualified Financing: In the event that the Company issues and sells any units to investors through a Qualified Financing, on or before the date the Phase I Notes are repaid in full, resulting in aggregate gross equity proceeds of at least $25,000, the Company may at its sole option, force the Holders to convert the Liquidation Amount into the class of equity issued in the Qualified Financing. The number of units issued at conversion are variable and shall be based upon the price per unit paid in the financing. Alternatively, the Company may also elect to settle the Phase I Notes in cash. • Holders’ put options: If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. Any time prior to September 30, 2019, if Event of Default has not occurred, and at the direction of a majority of holders, the Liquidation Amount becomes due on demand.		The 2019 Convertible Notes were issued on various dates through two phases. The first phase with aggregate principal of $13,529 was issued through May 2019 (the “Phase I Notes”), of which $4,137 was issued to AltEnergy. The terms of the Phase I Notes are summarized as follows: • Maturity: On or after June 30, 2019. • Conversion Option: At any time, the Holder may elect to convert 1.15 times the outstanding principal balance into the preferred units of the Company at $1.75 per unit. • Liquidation Amount: Repayment shall be made at the applicable liquidation amount. The Liquidation Amount applies to all repayments, with the exception of early repayments made at the Company’s option. The Liquidation Amount applicable to repayments occurring prior to June 1, 2019 is 1.5 times the outstanding principal balance. At June 1, 2019 and August 1, 2019, the multiple increases to 2.0 and 3.0 times the outstanding principal balance, respectively. • Optional Prepayment: The Company may prepay the Phase I Notes prior to maturity at 3.0 times the outstanding principal balance. • Conversion upon Qualified Financing: In the event that the Company issues and sells any units to investors through a Qualified Financing, on or before the date the Phase I Notes are repaid in full, resulting in aggregate gross equity proceeds of at least $25,000, the Company may at its sole option, force the Holders to convert the Liquidation Amount into the class of equity issued in the Qualified Financing. The number of units issued at conversion are variable and shall be based upon the price per unit paid in the financing. Alternatively, the Company may also elect to settle the 2019 Convertible Notes in cash. • Holders’ put options: If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. Any time prior to September 30, 2019, if Event of Default has not occurred, and at the direction of a majority of holders, the Liquidation Amount becomes due on demand.
Phase II Notes, description			Convertible Notes with aggregate principal of $5,995 were issued from June 2019 to December 2019 (“2019 Phase II Notes”). $2,017 of the 2019 Phase II Notes were issued to AltEnergy. The terms of the 2019 Phase II Notes are identical to the Phase I Notes, except as follows: • Maturity: On or after October 31, 2019. • At any time, the holder may elect to convert 1.15 times the outstanding principal balance into the Preferred Units of the Company at $0.50 per unit. • The Liquidation Amount is 6.0 times the outstanding principal balance, regardless of the repayment date. • Holders’ put option: If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. If Event of Default has not occurred, Holders cannot accelerate repayment. • 2019 Phase II Notes are Senior to Phase I Notes: In the event that the Company is obligated, or elects, to repay the Convertible Notes and does not have sufficient funds to repay all Notes in full, payments shall be made in the following order: first, to the holders of 2019 Phase II Notes until each holder has received a repayment equal to 2.0 times (2.0x) the then outstanding principal balance of holder’s 2019 Phase II Notes; second, to the holders of Phase I Notes until each holder has received a repayment equal to 1.0 times (1.0x) the then outstanding principal balance of those holder’s Phase I Notes; and third, to all holders of the Convertible Notes, pro rata based on the remaining amount due to each holder pursuant to the terms and provisions of each Convertible Note held by that holder. Concurrent to issuance of the 2019 Phase II Notes, the Company entered into subscription agreements to sell Preferred Units to the Holders equal to the principal balance of the 2019 Phase II Notes at a price of $0.50 per unit. 2019 Phase II cash proceeds totaled $11,991. The proceeds were allocated to the 2019 Phase II Notes and Preferred Units based on their relative fair values at the date of issuance. The Company recognized $2,031 attributable to the 2019 Phase II Preferred Units, which was recorded as a discount against the 2019 Phase II Notes. Refer to Note 14 for further discussion regarding the Preferred Units.		The second phase with aggregate principal of $5,995 was issued through December 2019 (the “Phase II Notes”), of which $2,017 was issued to AltEnergy. The terms of the Phase II Notes are identical to the Phase I Notes, except as follows: • Maturity: On or after October 31, 2019. • At any time, the holder may elect to convert 1.15 times the outstanding principal balance into the Preferred Unites of the Company at $0.50 per unit. • The Liquidation Amount is 6.0 times the outstanding principal balance, regardless of the repayment date. • Holders’ put option: If an Event of Default occurs, and at the direction of 25% of the holders, repayment at the applicable Liquidation Amount becomes immediately due on demand. If Event of Default has not occurred, Holders cannot accelerate repayment. • Phase II Notes are Senior to Phase I Notes: In the event that the Company is obligated, or elects, to repay the 2019 Convertible Notes and does not have sufficient funds to repay all Notes in full, payments shall be made in the following order: first, to the holders of Phase II Notes until each holder has received a repayment equal to 2.0 times (2.0x) the then outstanding principal balance of holder’s Phase II Notes; second, to the holders of Phase I Notes until each holder has received a repayment equal to 1.0 times (1.0x) the then outstanding principal balance of those holder’s Phase I Notes; and third, to all holders of the 2019 Convertible Notes, pro rata based on the remaining amount due to each holder pursuant to the terms and provisions of each 2019 Convertible Note held by that holder. Concurrent to issuance of the Phase II Notes, the Company entered into subscription agreements to sell Preferred Units to the Holders equal to the principal balance of the Phase II Notes at a price of $0.50 per unit. Phase II cash proceeds totaled $11,991. The proceeds were allocated to the Phase II Notes and Preferred Units based on their relative fair values at the date of issuance. The Company recognized $2,031 attributable to the Phase II Preferred Units, which was recorded as a discount against the Phase II Notes. Refer to Note 13 for further discussion regarding the Preferred Units.
Embedded derivatives, description	In the event of a Qualified Financing occurring prior to July 31, 2019, the Phase I notes can be repaid at a 1.5x or 2.0x Liquidation Amount, thereby resulting in an embedded derivative at issuance.
Embedded derivative liabilities			$ 411,000	$ 618,000	$ 1,145,000
Embedded derivative assets					181,000
Embedded derivatives classified as current liabilities			371,000		1,681,000
Fair value of embedded derivative gain (loss)			1,721,000	(1,528,000)
Aggregate interest expense			23,336,600	$ 30,857,000
Convertible notes			$ 34,900,000		22,700,000
Phase I [Member]
Convertible Notes Payable (Textual)
Annual effective interest rates			400.00%
Aggregate interest expense					22,564,000
Convertible notes					8,900,000
Aggregate amount			$ 30,965,000		24,415,000
Phase II [Member]
Convertible Notes Payable (Textual)
Annual effective interest rates			1200.00%
Aggregate interest expense					27,158,000
Convertible notes					13,800,000
Aggregate amount			$ 30,965,000		$ 24,415,000
2020 Phase II Convertible Notes Payable - Related Party [Member]
Convertible Notes Payable (Textual)
Phase II Notes, description			The proceeds were allocated to the 2020 Phase II Notes and Preferred Units based on their relative fair values at the date of issuance. The Company recognized $1,759 attributable to the 2020 Phase II Preferred Units, which was recorded as a discount against the 2020 Phase II Notes. $1,075 of the of the 2020 Phase II Notes were issued to AltEnergy. Refer to Note 14 for further discussion regarding the Preferred Units.
Investors aggregate cash proceeds			$ 10,597,000
Discount against notes			$ 1,759,000
2018 Notes Payable [Member]
Convertible Notes Payable (Textual)
Notes payable						$ 1,000,000
Bear interest						15.00%
2018 Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Principal amount						$ 2,350,000
Gross proceeds						10,000,000
Convertible note carrying value						$ 2,350,000
Additional amount		$ 2,551,000
Fair value		11,012,000
Extinguishment loss		$ 6,111,000
2018 Convertible Notes Payable [Member] | Minimum [Member]
Convertible Notes Payable (Textual)
Bear interest						3.00%
2018 Convertible Notes Payable [Member] | Maximum [Member]
Convertible Notes Payable (Textual)
Bear interest						5.00%
2019 Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Beneficial ownership percentage						19.00%
AltEnergy Storage Bridge, LLC [Member]
Convertible Notes Payable (Textual)
Beneficial ownership percentage			18.00%		20.00%